Balance Sheet Components - Summary of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrual for reimbursement claims and settlements	$ 47,937	$ 60,386	$ 46,405
Commission and bonus	8,283	6,357	6,628
Vacation and payroll benefits	7,339	5,506	4,840
Accrued professional services	3,092	5,322	3,146
Contract liabilities	544
Other	3,818	6,044	4,774
Total	$ 71,013	$ 83,615	$ 65,793